UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22782

EGA Frontier Diversified Core Fund

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Address of principal executive offices) (Zip code)

Robert C. Holderith

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGA Frontier Diversified Core Fund

December 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.5%
Bangladesh - 17.6%
BSRM Steels, Ltd.	3,000	$ 2,654
GrameenPhone, Ltd.	1,000	2,587
Khulna Power Co., Ltd.	4,100	2,592
R.N. Spinning Mills, Ltd.*	6,250	2,969
Square Pharmaceuticals, Ltd.	1,200	2,939
Titas Gas Transmission & Distribution Co., Ltd.	2,500	2,376
United Airways Bangladesh, Ltd.*	12,200	2,576
Total Bangladesh		18,693
Bulgaria - 0.4%
Sopharma AD Sofia	142	392
Croatia - 1.7%
Hrvatski Telekom dd	56	1,793
Estonia - 1.1%
AS Tallinna Vesi Class A	23	377
Olympic Entertainment Group AS	328	841
Total Estonia		1,218
Jordan - 1.9%
Jordan Phosphate Mines	48	485
Union Investment Corp.*	490	1,509
Total Jordan		1,994
Kenya - 5.7%
East African Breweries, Ltd.	776	2,608
Safaricom, Ltd.	27,412	3,446
Total Kenya		6,054
Nigeria - 14.4%
Lafarge Cement WAPCO Nigeria PLC	4,682	3,366
Nigerian Breweries PLC	2,647	2,778
Oando PLC	35,447	5,374
Zenith Bank PLC	21,941	3,759
Total Nigeria		15,277
Oman - 11.8%
Al Jazeera Steel Products Co.	1,248	1,095
Bank Muscat SAOG	1,678	2,772
Oman Investment & Finance	4,212	2,954
Oman Telecommunications Co. SAOG	669	2,615
Renaissance Services SAOG*	1,619	3,078
Total Oman		12,514
Qatar - 18.9%
Gulf International Services QSC	197	3,300
Industries Qatar QSC	64	2,968
Ooredoo QSC	70	2,637
Qatar Electricity & Water Co.	62	3,097
Qatar Fuel Co.	35	2,731
Qatar National Bank	57	2,692
Widam Food Co.	190	2,698
Total Qatar		20,123
Romania - 1.2%
OMV Petrom SA	9,000	1,305
Slovenia - 2.7%
Krka dd Novo mesto	24	1,984
Telekom Slovenije DD	5	838
Total Slovenia		2,822
Sri Lanka - 3.6%
Commercial Bank of Ceylon PLC	1,007	927
John Keells Holdings PLC	1,688	2,933
Total Sri Lanka		3,860

Investments	Shares	Value
Tunisia - 0.8%
Carthage Cement*	410	$ 834
Vietnam - 18.7%
Danang Rubber JSC	1,410	2,607
PetroVietnam Construction JSC*	14,000	1,991
PetroVietnam Fertilizer & Chemicals JSC	1,330	2,617
PetroVietnam General Services JSC	2,680	2,643
PetroVietnam Technical Service Corp.	3,800	3,657
Pha Lai Thermal Power JSC	2,980	3,546
Saigon - Hanoi Commercial Joint Stock Bank*	8,500	2,780
Total Vietnam		19,841
TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Cost: $100,105)		106,720

Liabilities in Excess of Other Assets - (0.5)%		(535)
Net Assets- 100.0%		$ 106,185

*	Non-income producing security

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See Notes to Schedule of Investments

Schedule of Investments (concluded)

EGA Frontier Diversified Core Fund

December 31, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Basic Materials	$6,851	6.4%
Consumer Goods	13,660	12.9
Consumer Services	8,791	8.3
Financials	14,439	13.6
Health Care	5,315	5.0
Industrials	15,046	14.2
Oil & Gas	19,090	18.0
Telecommunications	13,916	13.1
Utilities	9,612	9.0
Total Investments	106,720	100.5
Liabilities in Excess of Other Assets	(535)	(0.5)
Net Assets	$106,185	100.0%

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent Prospectus and Statement of Additional Information.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGA Frontier Diversified Core Fund	$ 100,105	$ 8,020	$ (1,405)	$ 6,615

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fund	Common Stocks	Common Stocks	Common Stocks	Total
EGA Frontier Diversified Core Fund*	$ 106,720	$ -	$ -	$ 106,720

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Frontier Diversified Core Fund

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 24, 2014

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	February 24, 2014

* Print the name and title of each signing officer under his or her signature.